Royalties and license fees	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Royalties and license fees	Royalties and license feesThe Group holds a non-exclusive perpetual license from the University of Zurich on patent applications and patents relating to Phage Display technology. The amount payable by the Group is CHF 10,000 per annum.